Fair Value Measurements - Medytox Top-off Right (Details) - USD ($) $ / shares in Units, $ in Millions	May 05, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Common stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Settlement Agreement with Medytox [Member]
Fair Value Measurements
Threshold target ownership percentage	10.00%
Loss due to change in fair value through the closing date of the merger	$ 5.0
Settlement Agreement with Medytox [Member] | Old AEON Common Stock [Member]
Fair Value Measurements
Shares issued	26,680,511
Common stock, par value per share	$ 0.0001